Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measures of Financial Assets and Liabilities
The areas in which we utilize fair value measures of financial assets and liabilities are presented in the table below:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$156.5	$—	$156.5
Derivative assets [1] (see Note S)	—	7.9	—	7.9
Diversified investments associated with the ESUP [1] (see Note L)	45.9	—	—	45.9
Total assets	$45.9	$164.4	$—	$210.3
Liabilities:
Derivative liabilities [1] (see Note S)	$—	$2.5	$—	$2.5
Liabilities associated with the ESUP [1] (see Note L)	45.4	—	—	45.4
Total liabilities	$45.4	$2.5	$—	$47.9

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$153.7	$—	$153.7
Derivative assets [1] (see Note S)	—	4.0	—	4.0
Diversified investments associated with the ESUP [1] (see Note L)	41.0	—	—	41.0
Total assets	$41.0	$157.7	$—	$198.7
Liabilities:
Derivative liabilities [1] (see Note S)	$—	$.9	$—	$.9
Liabilities associated with the ESUP [1] (see Note L)	40.6	—	—	40.6
Total liabilities	$40.6	$.9	$—	$41.5

[1] Includes both current and long-term amounts.